Financial risk management, Liquidity Risk (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Undrawn revolving credit facilities [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Short-term cash deposits with banks		$ 324,200	$ 322,000
Less than 1 Year [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables, and provisions	[1]	350,735	312,839	$ 385,478
Derivative financial instruments		163	1,939	276
Interest payments arising from financing activities		56,041	55,598	60,437
Borrowings		186,154	253,803	175,900
Sale and leaseback liabilities		27,811	84,029	94,071
Financial liabilities		620,904	708,208	716,162
Between 1 and 2 Years [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables, and provisions	[1]	0	0	0
Derivative financial instruments		0	0	0
Interest payments arising from financing activities		47,863	33,239	50,567
Borrowings		92,777	231,878	148,090
Sale and leaseback liabilities		10,262	48,834	79,666
Financial liabilities		150,902	313,951	278,323
Between 2 and 5 Years [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables, and provisions	[1]	0	0	0
Derivative financial instruments		0	0	0
Interest payments arising from financing activities		105,369	53,365	78,168
Borrowings		324,853	92,550	228,992
Sale and leaseback liabilities		29,115	146,842	198,617
Financial liabilities		459,337	292,757	505,777
Over 5 Years [Member]
Financial liabilities, contractual undiscounted cash flows [Abstract]
Trade and other payables, and provisions	[1]	0	0	0
Derivative financial instruments		0	0	0
Interest payments arising from financing activities		38,083	15,659	31,528
Borrowings		451,670	0	24,386
Sale and leaseback liabilities		7,731	269,773	354,043
Financial liabilities		$ 497,484	$ 285,432	$ 409,957

[1]	Excluding provisions